Segmental Analysis (Tables)	12 Months Ended
Dec. 31, 2024
Operating Segments [Abstract]
Disclosure of operating segments	Segment information for the year ended 31 December 2024:

	Clearing	Agency and Execution	Market Making	Hedging and Investment Solutions	Corporate	Total
	$m	$m	$m	$m	$m	$m
Commission and fee income	950.8	652.5	14.8	—	—	1,618.1
Commission and fee expense	(687.8)	(55.4)	(18.8)	—	—	(762.0)
Net commission income/ (expense)	263.0	597.1	(4.0)	—	—	856.1
Net trading income	5.2	61.3	215.6	210.3	0.0	492.4
Interest income/(expense)	317.8	39.2	—	—	(129.9)	227.1
Inter-segmental funding allocations[1]	(119.7)	(4.6)	(20.7)	(48.8)	193.8	0.0
Net interest income/(expense)	198.1	34.6	(20.7)	(48.8)	63.9	227.1
Net physical commodities income	—	2.2	16.9	—	—	19.1
Revenue	466.3	695.2	207.8	161.5	63.9	1,594.7
Adjusted profit/(loss) before tax	247.3	107.9	65.6	42.0	(141.7)	321.1

Other segment information
Depreciation and amortisation	(0.4)	(0.8)	(0.4)	(0.7)	(27.2)	(29.5)
Compensation and benefits	(118.4)	(449.5)	(89.7)	(70.2)	(243.3)	(971.1)
1.The Inter-segmental funding allocation represents the interest costs borne by the Group, excluding interest earned centrally on house cash balances, which is subsequently recharged to the business segments. The recharge is based on the funding requirements of each business.
Segment information for the year ended 31 December 2023:

	Clearing	Agency and Execution	Market Making	Hedging and Investment Solutions	Corporate	Total
	$m	$m	$m	$m	$m	$m
Commission and fee income	825.1	506.8	10.5	—	—	1,342.4
Commission and fee expense	(588.9)	(33.4)	(15.2)	—	—	(637.5)
Net commission income/ (expense)	236.2	473.4	(4.7)	—	—	704.9
Net trading income/ (expense)	1.2	62.1	182.8	165.7	(0.4)	411.4
Interest income/(expense)	232.9	8.7	(3.9)	—	(116.1)	121.6
Inter-segmental funding allocations[1]	(96.7)	(2.7)	(27.0)	(37.6)	164.0	—
Net interest income/ (expense)	136.2	6.0	(30.9)	(37.6)	47.9	121.6
Net physical commodities income	—	—	6.7	—	—	6.7
Revenue	373.6	541.5	153.9	128.1	47.5	1,244.6
Adjusted profit/(loss) before tax	185.0	71.9	33.3	33.8	(94.0)	230.0

Other segment information
Depreciation and amortisation	(0.3)	(0.8)	(0.3)	(0.3)	(25.4)	(27.1)
Compensation and benefits	(88.2)	(368.1)	(72.7)	(51.0)	(190.3)	(770.3)
1.The Inter-segmental funding allocation represents the interest costs borne by the Group, excluding interest earned centrally on house cash balances, which is subsequently recharged to the business segments. The recharge is based on the funding requirements of each business.
Segment information for the year ended 31 December 2022:

	Clearing	Agency and Execution	Market Making	Hedging and Investment Solutions	Corporate	Total
	$m	$m	$m	$m	$m	$m
Commission and fee income	424.7	220.7	5.6	—	—	651.0
Commission and fee expense	(280.0)	(13.6)	(5.6)	—	—	(299.2)
Net commission income/ (expense)	144.7	207.1	—	—	—	351.8
Net trading income/(expense)	—	18.4	179.1	128.2	(0.4)	325.3
Interest income/(expense)	70.6	6.1	(1.4)	—	(45.9)	29.4
Intersegmental funding allocations	(15.3)	(0.9)	(9.7)	(28.2)	54.1	—
Net interest income/ (expense)	55.3	5.2	(11.1)	(28.2)	8.2	29.4
Net physical commodities income	—	—	4.6	—	—	4.6
Revenue	200.0	230.7	172.6	100.0	7.8	711.1
Adjusted profit/(loss) before tax	77.5	23.4	66.5	27.8	(73.5)	121.7

Other segment information
Depreciation and amortisation	(0.3)	(0.2)	(0.3)	(0.1)	(12.9)	(13.8)
Compensation and benefits	(55.8)	(162.3)	(75.3)	(40.9)	(104.3)	(438.6)

Reconciliation of total segments adjusted profit before tax	Reconciliation of total segments Adjusted Profit Before Tax to the Group's profit before tax per the income statement:

	2024	2023	2022
	$m	$m	$m

Total segments adjusted profit before tax	321.1	230.0	121.7
Goodwill impairment charge[1]	—	(10.7)	(53.9)
Bargain purchase gains[2]	—	0.3	71.6
Acquisition costs[3]	—	(1.8)	(11.5)
Amortisation of acquired brands and customer lists[4]	(5.5)	(2.1)	(1.7)
Activities relating to shareholders[5]	(2.4)	(3.1)	(0.5)
Employer tax on vesting of the growth shares[6]	(2.2)	—	—
Owner fees[7]	(2.4)	(6.0)	(3.4)
IPO preparation costs[8]	(8.6)	(10.1)	(0.7)
Fair value of the cash settlement option on the growth shares[9]	(2.3)	—	—
Public offering of ordinary shares[10]	(1.9)	—	—
Profit before tax	295.8	196.5	121.6
1.Goodwill impairment charge in 2023 relates to the impairment recognised for goodwill relating to the Volatility Performance Fund S.A. CGU (‘VPF’) largely due to declining projected revenue. The goodwill impairment charge in 2022 relates to the impairment charge recognised for the OTC Energy CGU largely due to declining budgeted performance and macroeconomic factors, such as high inflation and interest rates.
2.A bargain purchase gain was recognised as a result of the ED&F Man Capital Markets division acquisition.
3.Acquisition costs are costs, such as legal fees incurred in relation to the business acquisitions of ED&F Man Capital Markets business, the OTCex group and Cowen's Prime
Services and Outsourced Trading business.
4.This represents the amortisation charge for the period of acquired brands and customers lists.
5.Activities in relation to shareholders primarily consist of dividend-like contributions made to participants within certain of our share-based payments schemes.
6.Employer tax on vesting of the growth shares represents the Group's tax charge arising from the vesting of the growth shares.
7.Owner fees relate to management services fees paid to parties associated with the ultimate controlling party based on a percentage of our EBITDA in each year, presented in the income statement within other expenses.
8.IPO preparation costs related to consulting, legal and audit fees, presented in the income statement within other expenses.
9.Fair value of the cash settlement option on the growth shares represents the fair value liability of the growth shares at $2.3m. Subsequent to the initial public offering when the holders of the growth shares elected to settle the awards in ordinary shares, the liability was derecognised.
10.Costs relating to the public offerings of ordinary shares by certain selling shareholders.
Disclosure of geographical areas	The Group’s Revenue and total assets by geography are as follows. In presenting geographical information, revenue is based on the geographic location of the legal entity where the customers' revenue is recorded. Non-current assets are based on the geographic location of the legal entity where the assets are recorded.

	Revenue			Total Assets[1]
	2024	2023	2022	2024	2023
	$m	$m	$m	$m	$m

United Kingdom	710.8	607.2	414.4	6,094.7	3,825.0
United States	581.7	422.0	238.1	17,322.9	13,312.5
Rest of the world	302.2	215.4	58.6	894.9	474.1
Total	1,594.7	1,244.6	711.1	24,312.5	17,611.6
1.Non-current assets included in Group assets as at 31 December 2024 amounted to $337.7m (2023: $293.0m), being $259.6m in the United Kingdom (2023: $234.7m), $61.7m in the United States (2023: $46.3m) and $16.4m in the rest of the world (2023:
$12.0m. Tangible non-current assets included in non-current assets as at 31 December 2024 amounted to $106.5m (2023:
$73.4m, being $54.4m in the United Kingdom (2023: $30.2m), $37.5m in the United States (2023: $32.6m) and $14.6m in the
rest of the world (2023: $10.6m).Tangible non-current assets includes property, plant and equipment, right-of-use assets and investments.